Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 22, 2013 IP and Related Technology [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Customer Relationships [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Trademarks and Trade Names [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Noncompete Agreements [Member] Vaporfection International Inc. [Member]	Mar. 22, 2013 Vaporfection International Inc. [Member]
Acquisition (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Line Items]
Machinery & Equipment								$ 70,000
Intangible assets				287,000	314,000	46,000	23,000
Goodwill	1,100,037	1,090,037	0					895,000
Total assets acquired								1,635,000
Fair value of liabilities assumed								(469,000)
Net fair value								$ 1,166,000